Advances for Vessel Acquisition and Vessels under Construction, detail (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Advances For Assets Acquisition And Assets Under Construction
Advances for vessel acquisition and vessels under construction, Beginning balance	$ 39,902	$ 122,307
Advances paid, including capitalized expense and interest	93,100	136,902
Assets purchase cancelation		(32,412)
Transferred to vessel cost	(82,592)	(186,895)
Advances for vessel acquisition and vessels under construction, Closing balance	$ 50,410	$ 39,902